Derivative Financial Instruments - Summary of Derivative Financial Instruments at Notional Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 5,621,376	$ 5,929,533
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	4,380,334	4,592,377
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	111,065	130,310
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	28,214	38,643
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,343	33,316
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	606,226	538,077
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,605,486	3,852,031
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	113,112	145,296
Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	111,065	130,310
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	2,047	11,287
Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		3,699
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	471,188	513,136
Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,167	27,356
Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,343	29,617
Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,573	8,184
Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	408,105	447,979
Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,796,034	3,933,945
Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	598,653	529,893
Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,197,381	3,404,052
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	1,013,663	1,046,651
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,548	8,368
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,012	45,576
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	32,800	45,353
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	536,375	452,501
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	400,928	494,853
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,993	9,471
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,548	8,368
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	258	686
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	187	417
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	976,091	1,011,456
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,754	44,890
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	32,613	44,936
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	536,375	452,501
Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	373,349	469,129
Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,579	25,724
Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,579	25,724
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	227,379	290,505
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	128,024	132,690
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	34,151	26,731
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	65,204	131,084
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	72,182	109,511
Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,099	40,095
Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,083	69,416
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	144,478	172,530
Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	82,925	92,595
Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	23,666	18,678
Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,887	61,257
Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,719	8,464
Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,485	8,053
Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	234	411
Trading derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	5,258,657	5,538,104
Trading derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	4,115,744	4,308,049
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	113,112	145,296
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	111,065	130,310
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	2,047	11,287
Trading derivatives [member] | Interest rate contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding		3,699
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	443,201	478,418
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	26,167	27,356
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	29,343	29,617
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	7,573	8,184
Trading derivatives [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	380,118	413,261
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	3,559,431	3,684,335
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	598,653	529,893
Trading derivatives [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	2,960,778	3,154,442
Trading derivatives [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	916,116	940,276
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,993	9,471
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Futures [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	9,548	8,368
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	258	686
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	187	417
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	878,544	905,081
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	33,754	44,890
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	32,613	44,936
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	457,942	383,708
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	354,235	431,547
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,579	25,724
Trading derivatives [member] | Foreign exchange and gold contracts [member] | Settled through central counterparties [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,579	25,724
Trading derivatives [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	226,797	289,779
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amounts outstanding	72,182	109,511
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	45,099	40,095
Trading derivatives [member] | Other derivative contracts [member] | Exchange Traded 1 [Member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,083	69,416
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	143,896	171,804
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	82,343	91,869
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	23,666	18,678
Trading derivatives [member] | Other derivative contracts [member] | Over the Counter1 [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	37,887	61,257
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,719	8,464
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	10,485	8,053
Trading derivatives [member] | Other derivative contracts [member] | Settled through central counterparties [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	234	411
Hedging derivative [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	362,719	391,429
Hedging derivative [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	264,590	284,328
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,987	34,718
Hedging derivative [member] | Interest rate contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	27,987	34,718
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	236,603	249,610
Hedging derivative [member] | Interest rate contracts [member] | Settled through central counterparties [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	236,603	249,610
Hedging derivative [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	97,547	106,375
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	97,547	106,375
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	78,433	68,793
Hedging derivative [member] | Foreign exchange and gold contracts [member] | Over the Counter1 [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	19,114	37,582
Hedging derivative [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	582	726
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	582	726
Hedging derivative [member] | Other derivative contracts [member] | Over the Counter1 [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amounts outstanding	$ 582	$ 726